Related Parties Transactions - Schedule of Expenses Related to Service Agreement and the Office Services Agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Expenses Related to Service Agreement and the Office Services Agreement [Line Items]
Costs and expenses	$ 212	$ 146	$ 167
Research and development [Member]
Schedule of Expenses Related to Service Agreement and the Office Services Agreement [Line Items]
Costs and expenses	53	36	42
Sales and marketing [Member]
Schedule of Expenses Related to Service Agreement and the Office Services Agreement [Line Items]
Costs and expenses	53	36	42
General and administrative [Member]
Schedule of Expenses Related to Service Agreement and the Office Services Agreement [Line Items]
Costs and expenses	$ 106	$ 74	$ 83